Other Operating Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Operating Expenses
NOTE 40. OTHER OPERATING EXPENSES

The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20	12.31.19
Turnover Tax	32,136,710	23,641,712	26,888,650
Contributions to the Deposit Insurance Scheme	1,611,354	1,598,913	1,773,596
Charges for Other Provisions	1,448,560	4,330,205	3,494,227
Claims	1,442,688	566,501	690,953
Other Financial Expenses	—	431,696	3,771,675
Interest on leases	530,330	602,031	771,521
Credit-card-relates expenses	6,473,019	6,772,562	9,126,526
Other Expenses from Services	8,399,254	6,559,676	4,496,278
Others	1,792,154	1,629,319	1,941,153

Total	53,834,069	46,132,615	52,954,579